INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Total assets	$ 111,304	$ 107,951
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments- Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Hospitality | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Hospitality | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	70,828	70,294
Commercial properties | Core Office | Level 3 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	14,821	14,682
Commercial properties | Core Office | Level 3 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	4,842	4,721
Commercial properties | Core Office | Level 3 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	2,341	2,366
Commercial properties | Core Office | Level 3 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	2,600	2,526
Commercial properties | Core Office | Level 3 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	380	309
Commercial properties | Core Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	20,037	20,324
Commercial properties | LP Investments- Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	8,352	7,946
Commercial properties | LP Investments- Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,238	2,538
Commercial properties | Hospitality | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	89	84
Commercial properties | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,042	3,096
Commercial properties | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,018	2,442
Commercial properties | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,704	3,719
Commercial properties | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,911	2,757
Commercial properties | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,453	2,784
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,359	2,316
Commercial developments | Core Office | Level 3 | United States
Disclosure of fair value measurement of assets [line items]
Total assets	505	411
Commercial developments | Core Office | Level 3 | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	65	381
Commercial developments | Core Office | Level 3 | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	459	365
Commercial developments | Core Office | Level 3 | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	273	173
Commercial developments | Core Office | Level 3 | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Core Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | LP Investments- Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	743	781
Commercial developments | LP Investments- Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Hospitality | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0
Commercial developments | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0
Commercial developments | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	314	205
Commercial developments | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0